Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Shareholders' Equity

Note 14: Shareholders’ Equity

Pre-2019 Transaction

In March 2017, the Company formed the Management Incentive Plan under which certain employees of the Company may be eligible to purchase shares of the Company. In exchange for each share purchase subscription, the purchaser is entitled to a fully vested right to an ordinary share. Additionally, along with a subscription, employees receive a corresponding number of options to acquire additional ordinary shares subject to five year vesting. See Note 15 — “Employment and Compensation Arrangements” for additional detail related to the options. The Company received no net subscriptions for the three months ended March 31, 2019.

Post-2019 Transaction

In June 2019, the Company formed the 2019 Incentive Award Plan under which employees of the Company may be eligible to purchase shares of the Company. See Note 15 — “Employment and Compensation Arrangements” for additional detail related to the 2019 Incentive Award Plan. In exchange for each share subscription purchased, the purchaser is entitled to a fully vested right to an ordinary share. At March 31, 2020 there were unlimited ordinary shares authorized, and 364,938,052 shares issued and outstanding, with a par value of $0.00. The Company did not hold any shares as treasury shares as of March 31, 2020 or December 31, 2019. The Company’s ordinary stockholders are entitled to one vote per share.

Warrants

During the period January 1, 2020 through February 21, 2020, 24,132,666 of the Company’s outstanding public warrants were exercised for one ordinary share per whole public warrant at a price of $11.50 per share. On February 20, 2020, we announced the redemption of all of our outstanding public warrants to purchase our ordinary shares that were issued as part of the units sold in the Churchill Capital Corp initial public offering and remain outstanding at 5:00 p.m. New York City time on March 23, 2020, for a redemption price of $0.01 per public warrant. In addition, our board of directors elected that, upon delivery of the notice of the redemption on

February 20, 2020, all public warrants were to be exercised only on a “cashless basis.” Accordingly, by virtue of the cashless exercise of public warrants, exercising public warrant holders received 0.4626 of an ordinary share for each public warrant, and 4,747,432 ordinary shares were issued for public warrants exercised on a cashless basis and 4,649 public warrants were redeemed for $0.01 per public warrant. As of March 31, 2020 no public warrants were outstanding.

Merger Shares

On January 31, 2020, our Board agreed to waive all performance vesting conditions associated with the merger shares. All such Merger Shares are expected to be issued to persons designated by Jerre Stead and Michael Klein prior to December 31, 2020.

DRG Acquisition Shares

In connection with the DRG acquisition up to 2,895,638 ordinary shares of the Company are issuable to PEL following the one-year anniversary of closing. See Note 4 — “Business Combinations” for additional details.

Note 16: Shareholders’ Equity

Shareholders’ Equity

Pre-2019 Transaction

In March 2017, the Company formed the Management Incentive Plan under which certain employees of the Company may be eligible to purchase shares of the Company. In exchange for each share purchase subscription, the purchaser is entitled to a fully vested right to an ordinary share. Additionally, along with a subscription, employees receive a corresponding number of options to acquire additional ordinary shares subject to five year vesting. See Note 17 — “Employment and Compensation Arrangements” for additional detail related to the options. The Company received net subscriptions for 198,602 shares during the year ended December 31, 2018. There were no share subscriptions received prior to or following the close of the 2019 Transaction as of December 31, 2019.

Post-2019 Transaction

Immediately prior to the closing of the 2019 Transaction, there were 87,749,999 shares of Churchill common stock issued and outstanding, consisting of (i) 68,999,999 public shares (Class A) and (ii) 18,750,000 founder shares (Class B). On May 13, 2019, in connection with the 2019 Transaction, all of the Class B common stock converted into Class A common stock of the post-combination company on a one-for-one basis, and effect the reclassification and conversion of all of the Class A common stock and Class B common stock into a single class of common stock of Clarivate Analytics PLC. One stockholder elected to have one share redeemed in connection with the 2019 Transaction.

In June 2019, the Company formed the 2019 Incentive Award Plan under which employees of the Company may be eligible to purchase shares of the Company. See Note 17 — “Employment and Compensation Arrangements” for additional detail related to the 2019 Incentive Award Plan. In exchange for each share subscription purchased, the purchaser is entitled to a fully vested right to an ordinary share. At December 31, 2019 there were unlimited shares of common stock authorized, and 306,874,115 shares issued and outstanding, with a par value of $0.00. The Company did not hold any shares as treasury shares as of December 31, 2019 or December 31, 2018. The Company’s common stockholders are entitled to one vote per share.

Warrants

Upon consummation of the 2019 Transaction, the Company has warrants outstanding to purchase an aggregate of 52,800,000 ordinary shares. Each outstanding whole warrant of Churchill represents the right to purchase one ordinary share of the Company in lieu of one share of Churchill common stock upon closing of the 2019 Transaction at a price of $11.50 per share, subject to adjustment as discussed below, at any time commencing upon the later of (i) 30 days after the completion of the 2019 Transaction and (ii) September 11, 2019. The holder does not have the right to exercise the Warrants to the extent that they would beneficially own in excess of 4.9% or 9.8% (as specified by the holder) of the shares of common stock outstanding immediately after giving effect to such exercise. As of December 31, 2019, 100,114 warrants had been exercised.

Merger Shares

Upon consummation of the 2019 Transaction, there were 7,000,000 ordinary shares of Clarivate that are issuable to persons designated by Messrs. Stead and Klein, including themselves, if the last sale price of Clarivate’s ordinary shares is at least $20.00 for 40 days over a 60 consecutive trading day period on or before the sixth anniversary of the closing of the 2019 Transaction. On January 31, 2020, our Board agreed to waive this performance vesting condition, and all such merger shares are expected to be issued to persons designated by Messrs. Stead and Klein on or prior to December 31, 2020.